LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of lease cost

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	4,216,897	7,785,841	14,221,894
Short‑term lease cost	39,941	50,659	83,665
Total	4,256,838	7,836,500	14,305,559

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	3,652,435	7,965,277	14,896,620
Right‑of‑use assets obtained in exchange for lease liabilities:
Total right‑of‑use assets obtained in exchange for new operating lease liabilities	11,427,030	15,489,351	18,507,830

Schedule of right-of-use assets

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Right‑of‑use assets obtained in exchange for lease liabilities
Store leases	4,054,404	3,262,410	2,730,509
Administrative office leases	493,255	273,088	487,708
Leases of rental property management services	6,879,371	11,953,853	15,289,613
Total	11,427,030	15,489,351	18,507,830

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Operating leases
Store leases	5,460,840	5,825,835
Administrative office leases	626,652	755,707
Leases of rental property management services	11,447,181	16,393,250
Land use rights	83,242	392,087
Total operating lease assets	17,617,915	23,366,879
Operating lease liabilities, current	9,368,607	13,729,701
Operating lease liabilities, non‑current	8,327,113	8,636,770
Total operating lease liabilities	17,695,720	22,366,471

Schedule of weighted-average remaining lease term and discount rate

	For the Year Ended December 31,
	2022	2023	2024

Weighted‑average remaining lease term (in years)
Operating leases	2.90	2.43	2.38
Land use rights	44.17	43.18	39.68

Weighted‑average discount rate
Operating leases	4.5%	4.3%	3.8%
Land use rights	4.7%	4.7%	4.0%

Schedule of maturities of lease liabilities

As of
December 31,
2024
RMB
(in thousands)
2025	13,860,129
2026	5,157,823
2027	1,904,227
2028	874,187
2029	487,757
Thereafter	697,844
Total undiscounted lease payments	22,981,967
Less: imputed interest	(615,496)
Total lease liabilities	22,366,471

Schedule of lease income

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Operating lease income	1,446,674	5,533,035	12,977,296
Total lease income	1,446,674	5,533,035	12,977,296

Schedule of maturities of undiscounted lease payments

As of
December 31,
2024
RMB
(in thousands)
2025	9,881,681
2026	928,549
2027	115,130
2028	15,232
2029	11,333
Thereafter	32,514
Total undiscounted lease payments	10,984,439